Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 285,127	$ 332,540
Less: Allowance for credit loss	(248,956)	(325,457)
Accounts receivable, net	25,761,683	17,413,086
Receivables from console game and console game code [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	23,121,281	15,123,775
Receivables from game publishing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 2,604,231	$ 2,282,228